Associates and Joint Ventures - Additional Information (Details)			12 Months Ended
	Jun. 12, 2015	Jul. 30, 2004	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Jul. 25, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Deferred tax charges			£ (72,000,000)		£ 14,000,000		£ 27,000,000
Restructuring charges			14,000,000		7,000,000		39,000,000
Tobacco litigation charges			32,000,000		17,000,000		26,000,000
Termination of manufacturing agreement					18,000,000		0
Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest acquired										57.80%
Subsidiaries
Disclosure Of Transactions Between Related Parties [Line Items]
Gains (losses) on remeasuring available-for-sale financial assets, before tax			(27,000,000)				14,000,000
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
– gain on deemed divestment of RAI			23,288,000,000
Transaction costs			33,000,000		0		0
Deferred tax charges			18,000,000		0		0
Income related to NPM adjustment			£ 4,000,000		£ 2,000,000		£ 18,000,000
ITC Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of interest in associate			29.71%	29.71%	29.89%	29.89%	30.06%	30.06%	30.26%
Gain on sale of interest in associate			£ 29,000,000		£ 11,000,000		£ 22,000,000
ITC Ltd. | Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of interest in associate			29.71%	29.71%	29.89%	29.89%
Reynolds American Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of interest in associate	42.00%	42.20%
Ownership interest acquired										57.80%
Gain on sale of international rights | $						$ 4,861,000,000
Share of net gain sale of assets					£ 941,000,000		371,000,000
Transaction costs | $				$ 125,000,000		5,000,000		$ 54,000,000
Deferred tax charges				51,000,000	61,000,000		22,000,000
Restructuring charges | $				79,000,000		36,000,000		223,000,000
Tobacco litigation charges | $				162,000,000		86,000,000		152,000,000
Income related to NPM adjustment | $				$ 17,000,000		6,000,000		108,000,000
Termination of manufacturing agreement | $						90,000,000		0
Financing costs | $						$ 243,000,000		60,000,000
Asset impairment and exit charges | $								99,000,000
Reynolds American Inc. | Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest acquired										57.80%
Reynolds American Inc. | Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Transaction costs					1,000,000		12,000,000
Financing costs					£ 47,000,000		10,000,000
Asset impairment and exit charges							25,000,000
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
– gain on deemed divestment of RAI			£ 23,288,000,000
Lorillard Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Gain on divestiture of assets | $								$ 3,288,000,000
Share of net gain sale of assets							£ 371,000,000